Fair Value Measurements (Financial Assets Measured At Fair Value On Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	$ (351)	$ 1,219
Total financials assets	2,466,833	2,098,412
Level 1 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total financials assets	303,780	226,092
Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Foreign currency derivative contracts	(351)	1,219
Total financials assets	2,156,975	1,864,330
Level 3 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total financials assets	6,078	7,990
Money Market Funds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	303,780	226,092
Money Market Funds [Member] | Level 1 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	303,780	226,092
Government And Corporate Debentures - Fixed Interest Rate [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	1,624,096	7,932
Marketable securities		1,323,370
Government And Corporate Debentures - Fixed Interest Rate [Member] | Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Cash equivalents	1,624,096	7,932
Marketable securities		1,323,370
Government-Sponsored Enterprises [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	337,471	332,799
Government-Sponsored Enterprises [Member] | Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	337,471	332,799
Government And Corporate Debentures - Floating Interest Rate [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	195,759	199,010
Government And Corporate Debentures - Floating Interest Rate [Member] | Level 2 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	195,759	199,010
Auction Rate Securities [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	6,078	7,990
Auction Rate Securities [Member] | Level 3 [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Marketable securities	$ 6,078	$ 7,990